EQUITY - Disclosure of changes in issued and outstanding share capital (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Beginning Balance	39,765,799	36,435,837
Common Shares issued as a result of Warrants and Compensation options exercised	633,784	3,169,769
Common Shares issued as a result of options exercises	517,346	160,193
Purchase of treasury common shares	(101,649)
Common Shares issued related secondary transaction and business combinations	27,402,614
Ending Balance	68,217,894	39,765,799